Employee benefit plans - Summary of Weighted Average Target Asset Allocation for Defined Benefit Pension Plan (Detail) - Pension Plan [Member]	Dec. 31, 2017
Domestic [Member]
Asset category:
Weighted average target asset allocation (as a percent)	100.00%
Domestic [Member] | Equity securities [Member]
Asset category:
Weighted average target asset allocation (as a percent)	50.00%
Domestic [Member] | Debt securities [Member]
Asset category:
Weighted average target asset allocation (as a percent)	45.00%
Domestic [Member] | Other [Member]
Asset category:
Weighted average target asset allocation (as a percent)	5.00%
Foreign [Member]
Asset category:
Weighted average target asset allocation (as a percent)	100.00%
Foreign [Member] | Equity securities [Member]
Asset category:
Weighted average target asset allocation (as a percent)	34.80%
Foreign [Member] | Debt securities [Member]
Asset category:
Weighted average target asset allocation (as a percent)	59.00%
Foreign [Member] | Other [Member]
Asset category:
Weighted average target asset allocation (as a percent)	6.20%